UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH GLOBAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2015

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.6%
Kia Motors Corp.	25,047	$1,115,741	(a)

Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	18,060	2,133,608

Household Durables - 1.1%
Berkeley Group Holdings PLC	37,850	2,056,726	(a)

Media - 1.5%
SES, FDR	42,923	1,189,803	(a)
Sky PLC	98,080	1,604,681	(a)

Total Media		2,794,484

Multiline Retail - 0.7%
Kohl’s Corp.	26,284	1,251,907

Specialty Retail - 1.6%
American Eagle Outfitters Inc.	96,456	1,495,068
TJX Cos. Inc.	23,011	1,631,710

Total Specialty Retail		3,126,778

Textiles, Apparel & Luxury Goods - 2.1%
Coach Inc.	56,186	1,838,968
Li & Fung Ltd.	1,252,000	846,471	(a)
Yue Yuen Industrial Holdings Ltd.	398,000	1,349,560	(a)

Total Textiles, Apparel & Luxury Goods		4,034,999

TOTAL CONSUMER DISCRETIONARY		16,514,243

CONSUMER STAPLES - 22.1%
Beverages - 2.9%
Asahi Group Holdings Ltd.	36,800	1,150,443	(a)
Dr. Pepper Snapple Group Inc.	24,739	2,305,675
PepsiCo Inc.	20,905	2,088,828

Total Beverages		5,544,946

Food & Staples Retailing - 5.2%
FamilyMart Co., Ltd.	27,240	1,265,709	(a)
Flowers Foods Inc.	44,818	963,139
Koninklijke Ahold NV	68,248	1,440,927	(a)
Lawson Inc.	18,800	1,524,620	(a)
Metro Inc.	59,015	1,652,266
Wal-Mart Stores Inc.	27,233	1,669,383
William Morrison Supermarkets PLC	648,451	1,407,246	(a)

Total Food & Staples Retailing		9,923,290

Food Products - 8.8%
Bunge Ltd.	21,717	1,482,837
Campbell Soup Co.	19,851	1,043,170
ConAgra Foods Inc.	46,543	1,962,253
General Mills Inc.	34,724	2,002,186
Hormel Foods Corp.	23,916	1,891,277
Kellogg Co.	26,851	1,940,522
Kraft Heinz Co.	23,863	1,736,272
McCormick & Co. Inc., Non Voting Shares	12,517	1,070,954
Nestle SA, Registered Shares	21,348	1,582,392	(a)
Pinnacle Foods Inc.	44,687	1,897,410

Total Food Products		16,609,273

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Household Products - 4.2%
Church & Dwight Co. Inc.	20,629	$1,750,990
Clorox Co.	16,834	2,135,056
Colgate-Palmolive Co.	16,347	1,089,037
Kimberly-Clark Corp.	15,678	1,995,809
Procter & Gamble Co.	11,930	947,361

Total Household Products		7,918,253

Tobacco - 1.0%
Imperial Tobacco Group PLC	27,683	1,456,003	(a)
Reynolds American Inc.	10,500	484,575

Total Tobacco		1,940,578

TOTAL CONSUMER STAPLES		41,936,340

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Royal Dutch Shell PLC, Class A Shares	64,400	1,446,843	(a)
TC Pipelines LP	18,837	936,387
TonenGeneral Sekiyu KK	183,000	1,537,844	(a)

TOTAL ENERGY		3,921,074

FINANCIALS - 17.7%
Banks - 4.3%
BOC Hong Kong Holdings Ltd.	448,500	1,358,004	(a)
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	509,500	892,205
JPMorgan Chase & Co.	20,000	1,320,600
National Bank of Canada	55,250	1,609,545
Oversea-Chinese Banking Corp., Ltd.	256,200	1,583,436	(a)
Toronto-Dominion Bank	37,480	1,469,188

Total Banks		8,232,978

Insurance - 8.6%
Admiral Group PLC	55,158	1,341,624	(a)
Allied World Assurance Co. Holdings AG	24,805	922,498
Aspen Insurance Holdings Ltd.	22,097	1,067,285
Axis Capital Holdings Ltd.	35,611	2,002,051
Hiscox Ltd.	74,849	1,162,369	(a)
Intact Financial Corp.	25,900	1,659,906
PartnerRe Ltd.	14,197	1,983,889
Swiss Re AG	16,663	1,620,946	(a)
Talanx AG	45,392	1,403,337	(a)
Travelers Cos. Inc.	17,635	1,990,286
Zurich Insurance Group AG	4,399	1,122,446	*(a)

Total Insurance		16,276,637

Real Estate Investment Trusts (REITs) - 3.0%
American Capital Agency Corp.	46,477	805,911
Digital Realty Trust Inc.	23,467	1,774,575
Hatteras Financial Corp.	92,913	1,221,806
HCP Inc.	27,013	1,032,977
MFA Financial Inc.	114,125	753,225

Total Real Estate Investment Trusts (REITs)		5,588,494

Real Estate Management & Development - 1.8%
Daito Trust Construction Co., Ltd.	12,200	1,412,450	(a)
Swire Pacific Ltd., Class A Shares	76,000	853,444	(a)
Swiss Prime Site AG, Registered Shares	15,451	1,206,528	(a)

Total Real Estate Management & Development		3,472,422

TOTAL FINANCIALS		33,570,531

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
HEALTH CARE - 10.0%
Biotechnology - 0.9%
AbbVie Inc.	29,344	$1,738,338

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	36,764	1,651,071
Baxter International Inc.	22,340	852,271

Total Health Care Equipment & Supplies		2,503,342

Health Care Providers & Services - 0.6%
Miraca Holdings Inc.	24,700	1,089,284	(a)

Pharmaceuticals - 7.2%
Eli Lilly & Co.	23,562	1,985,334
GlaxoSmithKline PLC	64,595	1,304,690	(a)
Johnson & Johnson	17,525	1,800,168
Mitsubishi Tanabe Pharma Corp.	62,700	1,080,178	(a)
Novartis AG, Registered Shares	9,594	820,062	(a)
Otsuka Holdings Co., Ltd.	49,000	1,733,457	(a)
Pfizer Inc.	55,032	1,776,433
Roche Holding AG	4,509	1,242,627	(a)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	29,515	1,937,365

Total Pharmaceuticals		13,680,314

TOTAL HEALTH CARE		19,011,278

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	9,527	2,068,788

Airlines - 1.0%
Japan Airlines Co., Ltd.	54,800	1,962,469	(a)

Commercial Services & Supplies - 2.2%
Republic Services Inc.	47,422	2,086,094
Waste Management Inc.	38,956	2,079,082

Total Commercial Services & Supplies		4,165,176

Electrical Equipment - 0.6%
Emerson Electric Co.	22,894	1,095,020

Industrial Conglomerates - 0.6%
Jardine Matheson Holdings Ltd.	24,600	1,194,408	(a)

Machinery - 0.9%
Deere & Co.	21,546	1,643,313

Transportation Infrastructure - 0.9%
Beijing Capital International Airport Co., Ltd., Class H Shares	858,000	921,727	(a)
Hutchison Port Holdings Trust, Class U Shares	1,657,800	875,781	(a)

Total Transportation Infrastructure		1,797,508

TOTAL INDUSTRIALS		13,926,682

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.9%
Cisco Systems Inc.	61,238	1,662,918

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	60,433	2,081,917
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	57,000	1,296,750

Total Semiconductors & Semiconductor Equipment		3,378,667

Software - 1.9%
Broadridge Financial Solutions Inc.	25,601	1,375,542
Microsoft Corp.	41,892	2,324,168

Total Software		3,699,710

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 1.3%
HP Inc.	110,000	$1,302,400
International Business Machines Corp.	9,142	1,258,122

Total Technology Hardware, Storage & Peripherals		2,560,522

TOTAL INFORMATION TECHNOLOGY		11,301,817

MATERIALS - 2.2%
Chemicals - 1.2%
Dow Chemical Co.	29,102	1,498,171
Potash Corp. of Saskatchewan Inc.	45,400	777,611

Total Chemicals		2,275,782

Containers & Packaging - 1.0%
Bemis Co. Inc.	43,774	1,956,260

TOTAL MATERIALS		4,232,042

TELECOMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 9.2%
AT&T Inc.	57,635	1,983,220
BCE Inc.	45,206	1,746,558
Bezeq Israeli Telecommunication Corp., Ltd.	647,648	1,425,296	(a)
CenturyLink Inc.	44,558	1,121,079
Chunghwa Telecom Co., Ltd., Sponsored ADR	29,443	884,173
HKT Trust and HKT Ltd.	1,225,000	1,562,353	(a)
Nippon Telegraph & Telephone Corp.	37,600	1,492,789	(a)
PCCW Ltd.	2,950,000	1,728,144	(a)
Singapore Telecommunications Ltd.	582,000	1,497,821	(a)
Swisscom AG, Registered Shares	2,790	1,387,508	(a)
TDC A/S	151,100	749,560	(a)
Verizon Communications Inc.	41,656	1,925,340

Total Diversified Telecommunication Services		17,503,841

Wireless Telecommunication Services - 2.6%
KDDI Corp.	73,500	1,902,692	(a)
NTT DoCoMo Inc.	85,900	1,760,567	(a)
Rogers Communications Inc., Class B Shares	39,000	1,345,003

Total Wireless Telecommunication Services		5,008,262

TOTAL TELECOMMUNICATION SERVICES		22,512,103

UTILITIES - 11.6%
Electric Utilities - 2.4%
CLP Holdings Ltd.	113,933	968,356	(a)
Duke Energy Corp.	20,198	1,441,935
Southern Co.	44,047	2,060,959

Total Electric Utilities		4,471,250

Gas Utilities - 0.9%
Osaka Gas Co., Ltd.	251,000	905,045	(a)
Tokyo Gas Co., Ltd.	178,000	836,126	(a)

Total Gas Utilities		1,741,171

Independent Power and Renewable Electricity Producers - 0.6%
Huaneng Power International Inc., Class H Shares	1,338,000	1,148,900	(a)

Multi-Utilities - 5.2%
CMS Energy Corp.	52,456	1,892,613
Consolidated Edison Inc.	30,101	1,934,591
DTE Energy Co.	20,154	1,616,149
National Grid PLC	104,197	1,433,148	(a)
WEC Energy Group Inc.	35,200	1,806,112
Xcel Energy Inc.	32,510	1,167,434

Total Multi-Utilities		9,850,047

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
Water Utilities - 2.5%
American Water Works Co. Inc.		24,802	$1,481,920
Guangdong Investment Ltd.		1,098,000	1,546,984	(a)
Severn Trent PLC		55,100	1,767,078	(a)

Total Water Utilities			4,795,982

TOTAL UTILITIES			22,007,350

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $192,917,887)			188,933,460

	RATE
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $4,979,236)	0.225%	4,979,236	4,979,236

TOTAL INVESTMENTS - 102.0% (Cost - $197,897,123#)			193,912,696
Liabilities in Excess of Other Assets - (2.0)%			(3,814,933)

TOTAL NET ASSETS - 100.0%			$190,097,763

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$8,351,261	$8,162,982	—	$16,514,243
Consumer staples	32,109,000	9,827,340	—	41,936,340
Energy	936,387	2,984,687	—	3,921,074
Financials	20,505,947	13,064,584	—	33,570,531
Health care	11,740,980	7,270,298	—	19,011,278
Industrials	8,972,297	4,954,385	—	13,926,682
Telecommunication services	9,005,373	13,506,730	—	22,512,103
Utilities	13,401,713	8,605,637	—	22,007,350
Other common stocks	15,533,859	—	—	15,533,859

Total long-term investments	$120,556,817	$68,376,643	—	$188,933,460

Short-term investments†	4,979,236	—	—	4,979,236

Total investments	$125,536,053	$68,376,643	—	$193,912,696

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $68,376,643 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,916,690
Gross unrealized depreciation	(12,901,117)

Net unrealized depreciation	$(3,984,427)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016